U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

1. Name and address of issuer:

		Atlantic Whitehall Funds Trust
		50 Rockefeller Plaza
		15th Floor
		New York, New York  10020


2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                          [ X ]

3.  Investment Company Act File Number:	811-8738

    Securities Act File Number:	33-83430

4. (a) Last day of fiscal year for which this Form is filed:

		November 30, 2004

    (b)  Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the
         Issuers fiscal year).   [     ]

    (c)  Check box if this is the last time the issuer will
be filing this form.   [     ]

5.  Calculation of registration fee:

    (i)	Aggregate sale price of securities sold during the
fiscal
         year pursuant to section 24(f):
                                   $189,875,054

    (ii)	Aggregate price of securities redeemed or
         repurchased during the fiscal year:
    $175,729,568

     (iii)	Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:
   $   0

    (iv)	Total available redemption credits
[add items 5(ii) and 5(iii):          $175,729,568

     (v)	Net sales - if item 5(i) is greater than
Item 5(iv)
         [subtract Item 5(iv) from Item(i)]:
                                 $14,145,486

    (vi)	Redemption credits available for use in future
         years - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:
   $ 0

    (vii)	Multiplier for determining registration fee:
                                x   .0001177

    (viii)	Registration fee due [multiply Item 5(v) by
Item 5(vii)]:                 $1,664.92


6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an
 amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
11, 1997, then report the amount of securities (number of shares
 or other units) deducted here:   n/a              .  If there
is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
 in future fiscal years, than state that number here:     n/a
        .

7.	Interest due - if this Form is being filed more than 90

 days after the end of the issuers fiscal year:


                                                          $     0

8.	Total of the amount of the registration fee due plus any
 interest due [line 5(viii) plus line 7]:

                                                      $ 1,664.92

9.	Date the registration fee and any interest payment was
sent to the Commissions lockbox
depository:   February  11, 2005     $1,664.92


 Method of Delivery:

         [ X ]	Wire Transfer
         [    ]	Mail or other means


	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By	    /s/  Frank Chu

          Assistant Treasurer

    Date	    February 11, 2005